Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 99.4%
Auto Parts & Equipment — 0.6%
QuantumScape Corp.*	16,158	$132,172
Visteon Corp.*	2,872	450,416
		582,588
Banks — 0.9%
Walker & Dunlop, Inc.	12,448	948,164
Biotechnology — 5.4%
Akero Therapeutics, Inc.*	4,493	171,902
Apellis Pharmaceuticals, Inc.*	12,211	805,437
Biohaven Ltd.*	33,389	456,094
Biomea Fusion, Inc.*	3,310	102,643
Insmed, Inc.*	18,252	311,197
IVERIC bio, Inc.*	15,554	378,429
Ligand Pharmaceuticals, Inc.*	11,798	867,861
NeoGenomics, Inc.*	22,166	385,910
PTC Therapeutics, Inc.*	9,808	475,099
Sarepta Therapeutics, Inc.*	7,717	1,063,634
Travere Therapeutics, Inc.*	21,969	494,083
		5,512,289
Building Materials — 1.0%
Summit Materials, Inc., Class A*	37,722	1,074,700
Chemicals — 1.6%
Sensient Technologies Corp.	21,729	1,663,572
Commercial Services — 12.1%
Alight, Inc., Class A*	152,215	1,401,900
Clarivate PLC*	81,485	765,144
Euronet Worldwide, Inc.*	12,220	1,367,418
HealthEquity, Inc.*	7,853	461,050
John Wiley & Sons, Inc., Class A	5,801	224,905
Mister Car Wash, Inc.*	33,306	287,098
Paylocity Holding Corp.*	5,904	1,173,597
Rentokil Initial PLC	59,468	2,171,177
Shift4 Payments, Inc., Class A*	14,962	1,134,119
Stride, Inc.*	34,678	1,361,111
TriNet Group, Inc.*	12,793	1,031,244
WEX, Inc.*	5,370	987,489
		12,366,252
Computers — 3.5%
Maximus, Inc.	13,582	1,068,903
NCR Corp.*	25,430	599,894
WNS Holdings Ltd., ADR*	20,377	1,898,525
		3,567,322
Distribution & Wholesale — 1.1%
Core & Main, Inc., Class A*	49,974	1,154,399
Diversified Financial Services — 3.8%
Cboe Global Markets, Inc.	10,171	1,365,355
Focus Financial Partners, Inc., Class A*	18,043	935,890
LPL Financial Holdings, Inc.	7,727	1,563,945
		3,865,190
	Number of Shares	Value†

Electric — 0.6%
NRG Energy, Inc.	18,882	$647,464
Electrical Components & Equipment — 1.8%
EnerSys	12,601	1,094,775
Novanta, Inc.*	4,892	778,268
		1,873,043
Electronics — 6.2%
Brady Corp., Class A	25,477	1,368,879
Itron, Inc.*	5,386	298,654
Mirion Technologies, Inc.*	103,971	887,912
Napco Security Technologies, Inc.*	37,649	1,414,849
National Instruments Corp.	12,687	664,926
OSI Systems, Inc.*	17,010	1,741,144
		6,376,364
Energy-Alternate Sources — 0.1%
Stem, Inc.*	18,462	104,680
Entertainment — 0.6%
Manchester United PLC, Class A	28,299	626,823
Environmental Control — 0.9%
Clean Harbors, Inc.*	3,710	528,898
Montrose Environmental Group, Inc.*	10,500	374,535
		903,433
Food — 2.3%
Hostess Brands, Inc.*	57,830	1,438,810
Premium Brands Holdings Corp.	12,780	945,522
		2,384,332
Hand & Machine Tools — 0.9%
Regal Rexnord Corp.	6,472	910,805
Healthcare Products — 9.5%
Alphatec Holdings, Inc.*	51,175	798,330
Bio-Techne Corp.	6,984	518,143
Bruker Corp.	17,203	1,356,285
Glaukos Corp.*	14,167	709,767
Globus Medical, Inc., Class A*	18,376	1,040,817
ICU Medical, Inc.*	6,756	1,114,470
Integra LifeSciences Holdings Corp.*	18,489	1,061,453
Neogen Corp.*	24,311	450,240
OmniAb, Inc.*	65,149	239,748
OmniAb, Inc.(1),*	3,340	0
OmniAb, Inc.(1),*	3,339	0
Paragon 28, Inc.*	28,601	488,219
Shockwave Medical, Inc.*	2,068	448,404
SomaLogic, Inc.*	30,686	78,249
STERIS PLC	6,226	1,190,909
Tandem Diabetes Care, Inc.*	6,069	246,462
		9,741,496
Healthcare Services — 2.3%
Catalent, Inc.*	34,112	2,241,500
P3 Health Partners, Inc.*	72,553	76,906
		2,318,406

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Home Builders — 0.6%
Thor Industries, Inc.	7,696	$612,910
Home Furnishings — 0.7%
The Lovesac Co.*	25,509	737,210
Insurance — 1.0%
RLI Corp.	7,864	1,045,204
Internet — 1.8%
CarParts.com, Inc.*	89,715	479,078
Ziff Davis, Inc.*	16,948	1,322,792
		1,801,870
Machinery — Diversified — 5.7%
ATS Corp.*	40,035	1,676,345
CSW Industrials, Inc.	11,266	1,565,185
Gates Industrial Corp. PLC*	39,412	547,433
Kornit Digital Ltd.*	14,816	286,838
Nordson Corp.	4,197	932,825
Zurn Elkay Water Solutions Corp.	37,916	809,886
		5,818,512
Miscellaneous Manufacturing — 2.0%
Carlisle Cos., Inc.	4,016	907,897
ITT, Inc.	12,912	1,114,306
		2,022,203
Oil & Gas — 2.7%
California Resources Corp.	11,141	428,929
Helmerich & Payne, Inc.	15,691	560,953
Magnolia Oil & Gas Corp., Class A	50,283	1,100,192
PDC Energy, Inc.	9,897	635,189
		2,725,263
Packaging and Containers — 2.2%
Crown Holdings, Inc.	27,021	2,234,907
Pharmaceuticals — 3.8%
Ascendis Pharma A/S, ADR*	5,825	624,557
BellRing Brands, Inc.*	24,595	836,230
Eagle Pharmaceuticals, Inc.*	9,521	270,111
Neurocrine Biosciences, Inc.*	9,602	971,914
Seres Therapeutics, Inc.*	47,834	271,219
Vaxcyte, Inc.*	23,471	879,693
		3,853,724
Retail — 1.7%
Casey's General Stores, Inc.	3,688	798,305
National Vision Holdings, Inc.*	19,972	376,272
Williams-Sonoma, Inc.	4,455	541,995
		1,716,572
Semiconductors — 4.1%
Entegris, Inc.	11,426	937,046
MACOM Technology Solutions Holdings, Inc.*	7,630	540,509
ON Semiconductor Corp.*	27,696	2,279,935
	Number of Shares	Value†

Semiconductors — (continued)
Wolfspeed, Inc.*	7,131	$463,159
		4,220,649
Software — 13.2%
Aspen Technology, Inc.*	2,378	544,253
AvidXchange Holdings, Inc.*	68,249	532,342
Blackbaud, Inc.*	21,934	1,520,026
Broadridge Financial Solutions, Inc.	9,789	1,434,774
Clear Secure, Inc., Class A	20,514	536,851
Consensus Cloud Solutions, Inc.*	14,239	485,408
CoreCard Corp.*	21,679	653,188
Dynatrace, Inc.*	24,262	1,026,283
Enfusion, Inc., Class A*	41,637	437,188
Envestnet, Inc.*	9,764	572,854
Expensify, Inc., Class A*	37,296	303,962
PagerDuty, Inc.*	37,261	1,303,390
PDF Solutions, Inc.*	5,695	241,468
SS&C Technologies Holdings, Inc.	35,565	2,008,356
The Descartes Systems Group, Inc.*	23,397	1,888,379
		13,488,722
Telecommunications — 2.6%
Nice Ltd., ADR*	11,734	2,685,795
Transportation — 2.1%
CryoPort, Inc.*	26,334	632,016
Saia, Inc.*	5,689	1,547,863
		2,179,879
TOTAL COMMON STOCKS (Cost $76,336,269)		101,764,742

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Diversified — 0.9%
Lamar Advertising Co., Class A (Cost $524,466)	9,463	945,259

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%) (Cost $337,613)	337,613	337,613
TOTAL INVESTMENTS — 100.6% (Cost $77,198,348)		$103,047,614
Other Assets & Liabilities — (0.6)%		(637,258)
TOTAL NET ASSETS — 100.0%		$102,410,356

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Small Cap Growth Fund
A/S— Aktieselskab.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
Country Weightings as of 3/31/2023††
United States	87%
Canada	4
United Kingdom	3
Israel	3
India	2
Denmark	1
Total	100%
††	% of total investments as of March 31, 2023.
3